Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

As of June 30, 2025 and December 31, 2024, property, plant and equipment consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Electronic equipment	$568	$767
Office equipment and furniture	69	68
Leasehold improvement	181	177
	818	1,012
Less: accumulated depreciation	(800)	(979)
	$18	$33